Notes to the Consolidated Statements of Operations (Tables)	6 Months Ended
Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Schedule of revenue from contract with customers recognized

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	19,295	6,283	43,041	12,756
Switzerland
CRISPR	406	844	586	1,053
Netherlands
Genmab	445	452	892	899
Total	20,146	7,579	44,519	14,708

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2022	June 30, 2023
		(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	102,804	95,307
CRISPR	USD 3,000k (EUR 2,524k)*	929	775
Genmab	USD 10,000k (EUR 8,937k)*	3,575	2,681
Total		107,308	98,763

* Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for six months ended
	June 30,		June 30,
Customer	2022	2023	2022	2023
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	13,051	3,873	30,769	7,496
CRISPR	77	77	155	155
Genmab	447	447	894	894
Total	13,575	4,397	31,818	8,545

Schedule of contract balances

	December 31,	June 30,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	6,443
Contract assets	2,707	119
Contract liabilities	107,308	98,763

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(5,933)	(9,371)	(13,869)	(17,559)
Materials	(14,055)	(8,096)	(36,883)	(12,630)
Third-party services	(18,552)	(6,386)	(19,516)	(11,839)
Maintenance and lease	(919)	(534)	(1,150)	(1,115)
Amortization and depreciation	(3,158)	(1,049)	(8,326)	(2,219)
Other	(64)	(418)	(169)	(1,127)
Total	(42,681)	(25,854)	(79,913)	(46,489)

Selling and distribution expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(363)	(1,314)	(560)	(2,030)
Amortization and depreciation	(16)	(6)	(32)	(6)
Other	(169)	(88)	(227)	(196)
Total	(548)	(1,408)	(819)	(2,232)

R&D expenses consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Materials	(6,131)	(5,728)	(23,419)	(9,217)
Personnel	(7,795)	(12,533)	(14,849)	(23,570)
Amortization and depreciation	(1,106)	(1,783)	(2,119)	(3,508)
Patents and fees to register a legal right	502	(1,191)	(1,354)	(2,048)
Third-party services	4,252	(7,081)	21,053	(11,773)
Maintenance and lease	(428)	(1,827)	(464)	(3,593)
Other	(929)	(727)	(1,270)	(1,410)
Total	(11,635)	(30,868)	(22,422)	(55,118)

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,190)	(6,644)	(18,971)	(15,742)
Maintenance and lease	(1,404)	(1,614)	(2,704)	(2,915)
Third-party services	(7,514)	(5,871)	(12,796)	(12,873)
Legal and other professional services	(2,995)	(4,446)	(5,320)	(6,074)
Amortization and depreciation	(3,152)	(2,965)	(6,091)	(6,071)
Other	(2,857)	(705)	(5,796)	(1,857)
Total	(27,112)	(22,245)	(51,678)	(45,532)

Schedule of other operating income

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	949	259	33,961	1,803
Reimbursement Claim	610	—	610	—
Sale of equipment	—	176	310	484
Grants and other cost reimbursements from government agencies and similar bodies	35	237	104	239
Other	177	770	222	922
Total	1,771	1,442	35,207	3,448